Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance contracts linked to pensions
Assets arising from insurance contracts	€ 239	€ 269	€ 299
Banco Santander S.A.
Insurance contracts linked to pensions
Assets arising from insurance contracts	238	€ 269	€ 299
Banco Popular Espanol, S.A.
Insurance contracts linked to pensions
Assets arising from insurance contracts	€ 1